SCHEDULE OF GOODWILL (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill	$ 16,593,706
Tickeri [Member]
Goodwill	7,945,602
Monster Creative [Member]
Goodwill	$ 8,648,104